Related party transactions	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related party transactions

26 Related party transactions

Transactions between RELX PLC and subsidiaries of the Group have been eliminated within the consolidated financial statements.

Transactions with joint ventures were made on normal market terms of trading and comprise sales of goods and services of £4m (2018: £3m; 2017: £16m) and the rendering and receiving of goods and services of £0.1m (2018: £0.1m; 2017: £0.1m). As at 31 December 2019, amounts owed by joint ventures were £5m (2018: £2m; 2017: £2m) and amounts due to joint ventures were £0.5m (2018: £0.9m; 2017: £1m). See note 6 for details of the Group’s participation in defined benefit pension schemes.

Key management personnel are also related parties as defined by IAS 24 – Related Party Disclosures and comprise the Executive and Non-Executive Directors of RELX PLC. Key management personnel remuneration is set out below. For reporting purposes, salary, benefits and annual incentive payments are considered short-term employee benefits.

KEY MANAGEMENT PERSONNEL REMUNERATION	2019 £m	2018 £m	2017 £m
Salaries, other short-term employee benefits and non-executive fees	7	7	5
Post-employment benefits	1	1	1
Share based remuneration*	7	7	8
Total	15	15	14

EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Cost of share based remuneration* £’000	Cost of pension provision*£’000	Total £’000
Total Executive Directors	2019	1,984	101	3,038	7,343	725	13,191
	2018	1,935	99	3,033	7,003	741	12,811
	2017	1,889	101	1,964	8,205	983	13,142

*

The figures for share based awards are calculated in accordance with the methodology set out in the UK Regulations. The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page 99 for further details. The cost of pension provision is calculated in accordance with the methodology set out in the UK Regulations. The amount is reduced by the Directors’ contributions and participation fee for defined benefit schemes and reduced by the payments made to defined contribution schemes or in lieu of pension.

NON-EXECUTIVE DIRECTORS	2019 £’000	2018 £’000	2017 £’000
Fees and benefits	1,569	1,634	1,396

The remuneration of non-executive directors comprises fees for services, and benefits primarily relating to tax filing support in respect of filings resulting from their directorships. No deemed benefits were provided during 2019 to former Directors (2018: nil; 2017: £2,460). No loans, advances or guarantees have been provided on behalf of any Director. The aggregate gains made by Executive Directors on the exercise of options during 2019 were nil (2018: nil; 2017: £2,804,358).